Taxes - Schedule of Income Tax Provision (Details)	12 Months Ended
	Mar. 31, 2026 USD ($)	Mar. 31, 2026 SGD ($)	Mar. 31, 2025 SGD ($)	Mar. 31, 2024 SGD ($)
Tax Credit Carryforward [Line Items]
Total current income tax expense	$ 899,436	$ 1,160,339	$ 219,952	$ 792,207
Effective tax rate	24.40%	24.40%	8.90%	19.10%
Singapore [Member]
Tax Credit Carryforward [Line Items]
Total current income tax expense	$ 899,436	$ 1,160,339	$ 219,952	$ 792,207
Foreign jurisdiction [Member]
Tax Credit Carryforward [Line Items]
Total current income tax expense